Feb. 26, 2025
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Investment Objective
Calamos High Income Opportunities Fund's primary objective is the highest level of current income obtainable with reasonable risk.
Its secondary objective is capital gain, where consistent with the Fund's primary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None
Redemption Fee on Shares Held Sixty Days or Less (as a percentage of amount redeemed)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.37%	2.12%	1.12%
Expense Reimbursement[1]	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Reimbursement	1.00%	1.75%	0.75%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	325	613	923	1,803
Class C	278	628	1,105	2,422
Class I	77	319	581	1,330

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	325	613	923	1,803
Class C	178	628	1,105	2,422
Class I	77	319	581	1,330

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody's). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P's and Moody's ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes, such as large-scale events on the country-wide, continental and global scale, implementing opportunistic investment strategies to capitalize on geopolitical trends.

The Fund may invest in both convertible (including synthetic convertible) and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. References in this prospectus to the Fund "investing" in any instrument, security or strategy include direct or indirect investment, including gaining exposure through derivatives, master limited partnerships or other investment companies.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	10.21	% (6.30.2020)	Lowest Quarterly Return:	-15.13	% (3.31.2020)

Average Annual Total Returns as of 12.31.24
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return before taxes		5.31%	3.40%	3.61%	5.36%
Class C	12.21.00
Load Adjusted Return before taxes		6.04%	3.10%	3.35%	5.20%
Class I	3.1.02
Load Adjusted Return before taxes		8.17%	4.16%	4.39%	5.95%
Load Adjusted Return after taxes on distributions*		5.32%	1.83%	2.00%	3.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.78%	2.15%	2.27%	3.62%
Bloomberg US Aggregate Bond Index[1]		1.25%	-0.33%	1.35%	3.37%
Bloomberg US Corporate High Yield 2% Issuer Capped Index		8.19%	4.20%	5.16%	7.31%

1  The Fund's investment adviser changed the primary benchmark from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the primary benchmark. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.